Subsequent Events	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Subsequent Events

15.	Subsequent Events

In July 2025, the Company terminated 7 employees as part of managements restructuring plan. This will result in the recognition of $168 in severance expense in the third quarter of 2025.